Commitments and contingencies (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 7,165
2019	4,518
2020	3,129
2021	1,319
2022	1,129
Thereafter	555
Future minimum payments due	$ 17,815